Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities
Other payables and accrued liabilities are detailed below:

	December 31, 2024	December 31, 2023
Employee related liabilities	537	679
Employee compensated absences	237	228
Taxes other than income taxes	79	81
Advances from customers	89	186
Liabilities related to public funding	42	96
Derivative instruments	86	4
Defined benefit and contribution plans	50	49
Royalties	22	30
Current operating lease liabilities	54	58
Others	110	114
Total	1,306	1,525